Unsecured Notes Net Debt Discount (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Unsecured Convertible Notes	$ 1,261,867	$ 1,450,333
Debt discount	(72,512)	(70,063)	(135,417)
Unsecured debt	1,189,355	1,380,270
Less long term portion	151,098	103,912	39,584
Short term portion	$ 1,038,257	$ 1,276,358	$ 1,144,375